DERIVATIVE LIABILITIES (Details 2) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 27, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Number of shares underlying the Warrants			375,000
Fair market value of stock			$ 0.51
Exercise Price			$ 2.00
Volatility			118.00%	109.00%
Risk-free interest rate			1.63%	1.37%
Expected dividend yield			0.00%	0.00%
Warrant life (years)			6 years	6 years
Series A Preferred Stock [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	750,000	0	375,000
Fair market value of stock		$ 0
Exercise Price		$ 0
Volatility		0.00%
Risk-free interest rate		0.00%
Expected dividend yield		0.00%
Warrant life (years)
Series A Preferred Stock [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants		375,000
Fair market value of stock		$ 0.279
Exercise Price		$ 2.00
Volatility		116.30%
Risk-free interest rate		0.99%
Expected dividend yield		0.00%
Warrant life (years)		4 years 9 months
Series A Preferred Stock [Member] | 30 December 2014 [Member]
Derivative [Line Items]
Date of warrant		Dec. 30, 2014
Number of shares underlying the Warrants		750,000
Fair market value of stock		$ 0.51
Exercise Price		$ 0.57
Volatility		131.00%
Risk-free interest rate		0.13%
Expected dividend yield		0.00%
Warrant life (years)		1 year
Series A Preferred Stock [Member] | 30 December 2014 [Member] | Warrant [Member]
Derivative [Line Items]
Date of warrant		Dec. 30, 2014
Number of shares underlying the Warrants		375,000
Fair market value of stock		$ 0.51
Exercise Price		$ 2.00
Volatility		112.90%
Risk-free interest rate		0.96%
Expected dividend yield		0.00%
Warrant life (years)		5 years
Series B Preferred Stock [Member]
Derivative [Line Items]
Number of shares underlying the Warrants		2,227,911
Series B Preferred Stock [Member] | 31 Group, LLC [Member]
Derivative [Line Items]
Number of shares underlying the Warrants		250,000
Fair market value of stock		$ 0.279
Exercise Price		$ 0.2295
Volatility		105.40%
Risk-free interest rate		0.99%
Expected dividend yield		0.00%
Warrant life (years)		10 months 6 days
Series B Preferred Stock [Member] | 31 Group, LLC [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants		175,000
Fair market value of stock		$ 0.279
Exercise Price		$ 2.00
Volatility		120.60%
Risk-free interest rate		0.90%
Expected dividend yield		0.00%
Warrant life (years)		4 years 10 months 6 days
Series B Preferred Stock [Member] | Related Party [Member]
Derivative [Line Items]
Number of shares underlying the Warrants		0
Fair market value of stock		$ 0
Exercise Price		$ 0
Volatility		0.00%
Risk-free interest rate		0.00%
Expected dividend yield		0.00%
Warrant life (years)
Series B Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants		422,500
Fair market value of stock		$ 0.279
Exercise Price		$ 2.00
Volatility		120.60%
Risk-free interest rate		0.90%
Expected dividend yield		0.00%
Warrant life (years)		4 years 10 months 24 days
Series B Preferred Stock [Member] | 11 February 2015 [Member] | 31 Group, LLC [Member]
Derivative [Line Items]
Date of warrant		Feb. 11, 2015
Number of shares underlying the Warrants		350,000
Fair market value of stock		$ 0.42
Exercise Price		$ 0.357
Volatility		143.40%
Risk-free interest rate		0.26%
Expected dividend yield		0.00%
Warrant life (years)		1 year
Series B Preferred Stock [Member] | 11 February 2015 [Member] | 31 Group, LLC [Member] | Warrant [Member]
Derivative [Line Items]
Date of warrant		Feb. 11, 2015
Number of shares underlying the Warrants		175,000
Fair market value of stock		$ 0.42
Exercise Price		$ 2.00
Volatility		120.60%
Risk-free interest rate		0.90%
Expected dividend yield		0.00%
Warrant life (years)		5 years
Series B Preferred Stock [Member] | 24 February 2015 [Member] | Related Party [Member]
Derivative [Line Items]
Date of warrant		Feb. 24, 2015
Number of shares underlying the Warrants		845,000
Fair market value of stock		$ 0.45
Exercise Price		$ 0.40
Volatility		143.40%
Risk-free interest rate		0.26%
Expected dividend yield		0.00%
Warrant life (years)		1 year
Series B Preferred Stock [Member] | 24 February 2015 [Member] | Related Party [Member] | Warrant [Member]
Derivative [Line Items]
Date of warrant		Feb. 24, 2015
Number of shares underlying the Warrants		422,500
Fair market value of stock		$ 0.45
Exercise Price		$ 2.00
Volatility		120.60%
Risk-free interest rate		0.90%
Expected dividend yield		0.00%
Warrant life (years)		5 years
Series C Preferred Stock [Member]
Derivative [Line Items]
Number of shares underlying the Warrants		1,589,720
Fair market value of stock		$ 0.279
Exercise Price		$ 0.2295
Volatility		105.40%
Risk-free interest rate		0.99%
Expected dividend yield		0.00%
Warrant life (years)		10 months 24 days
Series C Preferred Stock [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants		900,000
Fair market value of stock		$ 0.279
Exercise Price		$ 2.00
Volatility		120.60%
Risk-free interest rate		0.90%
Expected dividend yield		0.00%
Warrant life (years)		4 years 10 months 24 days
Series C Preferred Stock [Member] | 24 February 2015 [Member]
Derivative [Line Items]
Date of warrant		Feb. 24, 2015
Number of shares underlying the Warrants		1,800,000
Fair market value of stock		$ 0.45
Exercise Price		$ 0.40
Volatility		143.40%
Risk-free interest rate		0.26%
Expected dividend yield		0.00%
Warrant life (years)		1 year
Series C Preferred Stock [Member] | 24 February 2015 [Member] | Warrant [Member]
Derivative [Line Items]
Date of warrant		Feb. 24, 2015
Number of shares underlying the Warrants		900,000
Fair market value of stock		$ 0.45
Exercise Price		$ 2.00
Volatility		120.60%
Risk-free interest rate		0.90%
Expected dividend yield		0.00%
Warrant life (years)		5 years